Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 39,013	$ 38,345
Trading
Trading securities	136,071	146,534
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans	660,992	618,856
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(36,632)	(70,411)
Derivatives	113,488	101,560
Deposits
Personal	343,052	294,732
Business and government	624,311	565,482
Bank	44,522	25,791
Other
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(36,632)	(70,411)
Total derivatives	109,927	98,543
Level 3 [member]
Derivatives
Financial assets	3,584	2,954
Derivatives
Financial liabilities	1,606	1,376
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(657)	(710)
Financial assets	(657)	(710)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(657)	(710)
Financial liabilities	(657)	(710)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	57,161	57,801
Investment
Investment securities	845	252
Derivatives
Total gross derivatives, assets	4,459	2,853
Other assets	1,154	1,119
Financial assets	63,619	62,025
Other
Obligations related to securities sold short	12,484	20,512
Derivatives
Total gross derivatives, liabilities	5,734	2,675
Other liabilities	118	102
Financial liabilities	18,336	23,289
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	21,603	22,283
Trading
Trading securities	77,573	87,433
Investment
Investment securities	80,553	56,960
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	246,068
Loans	8,747	9,294
Derivatives
Total gross derivatives, assets	109,084	98,994
Other assets	2,207	1,960
Financial assets	564,161	522,992
Deposits
Personal	17,061	17,378
Business and government	107,855	111,540
Bank	18,015	3,032
Other
Obligations related to securities sold short	16,801	14,557
Obligations related to assets sold under repurchase agreements and securities loaned	255,922	218,612
Derivatives
Total gross derivatives, liabilities	103,421	95,418
Other liabilities	10	(1,280)
Financial liabilities	519,085	459,257
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,337	1,300
Investment
Investment securities	522	474
Loans	1,070	680
Derivatives
Total gross derivatives, assets	602	423
Other assets	53	77
Financial assets	3,584	2,954
Deposits
Personal	139	156
Derivatives
Total gross derivatives, liabilities	1,429	1,160
Other liabilities	38	60
Financial liabilities	1,606	1,376
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	12,773	14,655
Investment
Investment securities	647
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	3,012	5,474
Investment
Investment securities	1,894	657
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,562	11,282
Investment
Investment securities	3,233	2,898
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,508	2,050
Investment
Investment securities	160	210
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	35,029	39,584
Investment
Investment securities	38,364	20,666
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	44	58
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,085	2,786
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,380	3,710
Investment
Investment securities	7,345	4,251
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	39	482
Investment
Investment securities	2,343	2,675
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	27	27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	526	1,333
Investment
Investment securities	854	849
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities		1
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	21,464	23,643
Investment
Investment securities	18,954	17,537
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	30	21
Investment
Investment securities	160	153
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	39,795	38,309
Investment
Investment securities	38	42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,561	1,925
Investment
Investment securities	152	127
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,261	1,219
Investment
Investment securities	335	294
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,414	7,300
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1	1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	53,720	46,095
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	501	349
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	39,246	40,768
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	57	48
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	463	169
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	4,458	2,852
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	16,767	12,674
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	36	11
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,112)	(712)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	8	15
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	46,723	39,165
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,089	934
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	38,210	40,183
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	35	27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	531	282
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	5,734	2,675
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	18,041	15,776
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	337	206
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(84)	12
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(32)	(7)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	21,603	22,283
Trading
Trading securities	136,071	146,534
Investment
Investment securities	81,920	57,686
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	246,068
Loans	9,817	9,974
Derivatives
Total gross derivatives, assets	114,145	102,270
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(657)	(710)
Derivatives	113,488	101,560
Other assets	3,414	3,156
Financial assets	630,707	587,261
Deposits
Personal	17,200	17,534
Business and government	107,855	111,540
Bank	18,015	3,032
Other
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	255,922	218,612
Derivatives
Total gross derivatives, liabilities	110,584	99,253
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(657)	(710)
Total derivatives	109,927	98,543
Other liabilities	166	(1,118)
Financial liabilities	538,370	483,212
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,155	1,794	$ 1,824
Derivatives
Financial liabilities	(177)	(216)	$ (453)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	15,785	20,129
Investment
Investment securities	2,541	657
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,562	11,282
Investment
Investment securities	3,233	2,898
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	36,581	41,692
Investment
Investment securities	38,524	20,876
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,465	6,496
Investment
Investment securities	7,345	4,251
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	39	482
Investment
Investment securities	2,370	2,702
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	528	1,335
Investment
Investment securities	854	849
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	21,494	23,665
Investment
Investment securities	19,114	17,690
Recurring [member] | Equity securities [member]
Trading
Trading securities	43,617	41,453
Investment
Investment securities	525	463
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,414	7,300
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	54,222	46,445
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	39,303	40,816
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	463	169
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	21,261	15,537
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,104)	(697)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	47,812	40,099
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	38,245	40,210
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	531	282
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	24,112	18,657
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (116)	$ 5